UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	06/30

Date of reporting period:	12/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2016

Semiannual Report
to Shareholders

Deutsche Enhanced Commodity Strategy Fund

Contents

3 Letter to Shareholders

5 Performance Summary

7 Portfolio Management Team

8 Consolidated Portfolio Summary

12 Consolidated Investment Portfolio

35 Consolidated Statement of Assets and Liabilities

37 Consolidated Statement of Operations

39 Consolidated Statements of Changes in Net Assets

40 Consolidated Financial Highlights

45 Notes to Consolidated Financial Statements

65 Information About Your Fund's Expenses

67 Advisory Agreement Board Considerations and Fee Evaluation

72 Account Management Resources

74 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund invests in commodity-linked derivatives which may subject the fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the fund’s performance. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. A counterparty with whom the fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the fund. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Today’s low-return investment environment — punctuated by periods of short-term volatility and plenty of opinions in the financial media — can be a challenge for those of us just trying to keep our portfolios moving forward.

Let’s face it: a report about the obstacles to economic growth grabs more attention than an article about the slow, steady improvement of the economy. The fact is, we continue to see the U.S. economy remaining on a moderate expansionary path. Although net exports are still challenged by modest global growth, most metrics suggest the labor market here at home continues to heal, which, along with low interest rates, is supporting the consumer.

Is action necessary? Numerous studies have found that acting impulsively on negative financial news can actually reduce your overall investment returns over time. That’s because there is a good chance you’ll miss the gains to be achieved if the market or a specific security recovers from a brief setback. So, assuming you have built your portfolio based on long-term needs and an honest assessment of your risk tolerance, short-term fluctuations should not cause an extreme level of worry.

As a global asset manager with decades of experience in helping investors through multiple market cycles, we want you to know and trust that our global intelligence, expertise and resources are here to support you. As always, we appreciate the opportunity to help you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary December 31, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/16
Unadjusted for Sales Charge	–1.37%	10.49%	–4.86%	–2.42%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.04%	4.14%	–5.98%	–2.99%
Bloomberg Commodity Index†	–1.31%	11.77%	–8.95%	–5.58%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/16
Unadjusted for Sales Charge	–1.69%	9.78%	–5.62%	–3.15%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.61%	9.78%	–5.62%	–3.15%
Bloomberg Commodity Index†	–1.31%	11.77%	–8.95%	–5.58%
Class R6			6-Month‡	Life of Class*
Average Annual Total Returns as of 12/31/16
No Sales Charges			–1.12%	1.32%
Bloomberg Commodity Index†			–1.31%	–5.58%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/16
No Sales Charges	–1.25%	10.81%	–4.66%	–2.23%
Bloomberg Commodity Index†	–1.31%	11.77%	–8.95%	–5.58%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/16
No Sales Charges	–1.14%	10.98%	–4.54%	–2.10%
Bloomberg Commodity Index†	–1.31%	11.77%	–8.95%	–5.58%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated November 1, 2016 are 1.44%, 2.22%, 1.27%, 1.25% and 1.16% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Enhanced Commodity Strategy Fund — Class A ■ Bloomberg Commodity Index†

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 shares commenced operations on June 1, 2016.

† The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
12/31/16	$ 11.63	$ 10.52	$ 11.81	$ 11.78	$ 11.82
6/30/16	$ 12.60	$ 11.39	$ 12.79	$ 12.76	$ 12.80
Distribution Information as of 12/31/16
Six Months: Income Dividends	$ .78	$ .66	$ .82	$ .80	$ .81

Portfolio Management Team

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Sonali Kapoor, Vice President

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset Management in 2013 with three years of industry experience. Prior to joining, served in Foreign Exchange Sales covering Institutional Clients at BNP Paribas. Prior to that, provided Fixed Income Coverage and Execution to Energy, Utility and Real Estate Companies in the Debt Capital Markets Group at UBS Securities. Started her career in Mathematical Modeling and Quantitative Analysis of Cash CLOs in the Credit Structuring Group at UBS Securities.

— Portfolio Analyst for Fixed Income, Multi-Asset and Commodities: New York.

— BS in Electrical and Computer Engineering, Carnegie Mellon University; MS in Computational Finance, Carnegie Mellon University.

Rick Smith, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

— Senior Portfolio Manager: New York.

— BA in Economics from Vassar College; MBA in Finance from Vanderbilt University.

Consolidated Portfolio Summary (Unaudited)

The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.

Consolidated Investment Portfolio
as of December 31, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 21.9%
Consumer Discretionary 3.4%
Ally Financial, Inc., 4.25%, 4/15/2021	1,100,000	1,110,313
BMW U.S. Capital LLC, 144A, 1.5%, 4/11/2019	10,840,000	10,737,139
Carnival Corp., 1.875%, 12/15/2017	1,690,000	1,696,784
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,265,091
CSC Holdings LLC, 8.625%, 2/15/2019	2,500,000	2,762,500
CVS Health Corp., 1.9%, 7/20/2018	4,000,000	4,015,372
Daimler Finance North America LLC:
144A, 1.5%, 7/5/2019	5,770,000	5,676,959
144A, 2.0%, 8/3/2018	550,000	550,761
DISH DBS Corp., 7.875%, 9/1/2019	2,700,000	2,997,000
Ford Motor Credit Co., LLC:
2.021%, 5/3/2019	3,430,000	3,398,526
2.375%, 3/12/2019	4,000,000	3,997,628
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,012,032
3.7%, 11/24/2020	4,000,000	4,069,000
Harley-Davidson Financial Services, Inc., 144A, 2.25%, 1/15/2019	3,615,000	3,630,548
Hyundai Capital America:
144A, 1.75%, 9/27/2019	3,500,000	3,444,599
144A, 2.0%, 7/1/2019	3,360,000	3,334,017
Hyundai Capital Services, Inc.:
144A, 1.793%*, 3/18/2017	7,315,000	7,317,063
144A, 2.625%, 9/29/2020	4,000,000	3,960,784
MGM Resorts International, 5.25%, 3/31/2020	2,000,000	2,115,000
Newell Brands, Inc., 2.6%, 3/29/2019	5,000,000	5,054,865
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019	4,840,000	4,829,323
RCI Banque SA, 144A, 3.5%, 4/3/2018	5,950,000	6,059,307
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	90,000	92,025
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,728,900
		87,855,536
Consumer Staples 1.1%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	7,725,000	7,769,380
Kraft Heinz Foods Co., 2.8%, 7/2/2020	3,945,000	3,982,485
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	2,600,000	2,775,500
Reynolds American, Inc., 2.3%, 6/12/2018	6,920,000	6,963,866
Tyson Foods, Inc., 2.65%, 8/15/2019	5,380,000	5,431,282
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,500,000	1,498,268
		28,420,781
Energy 1.5%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	2,390,000	2,401,680
ConocoPhillips Co., 4.2%, 3/15/2021	3,630,000	3,855,862
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018	3,000,000	3,048,750
Energy Transfer Partners LP, 4.15%, 10/1/2020	3,920,000	4,059,321
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018	6,350,000	6,899,910
Noble Holding International Ltd., 7.75%, 1/15/2024	1,695,000	1,594,317
Pertamina Persero PT, 144A, 5.25%, 5/23/2021	5,000,000	5,261,425
Petrobras Global Finance BV, 8.375%, 5/23/2021	2,430,000	2,618,325
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022	857,000	877,551
144A, 5.5%, 2/4/2019	4,400,000	4,557,916
Sunoco LP, 6.25%, 4/15/2021	2,800,000	2,852,500
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022	2,000,000	2,060,000
		40,087,557
Financials 10.7%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022	3,485,000	3,515,494
Air Lease Corp., 2.125%, 1/15/2020	4,070,000	4,009,263
Ares Capital Corp., 4.875%, 11/30/2018	7,500,000	7,773,728
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,025,176
Bank of America Corp., Series L, 2.6%, 1/15/2019	7,115,000	7,175,819
Bank of India, 144A, 3.625%, 9/21/2018	2,000,000	2,021,412
Bank of New York Mellon Corp., 5.5%, 12/1/2017	4,465,000	4,623,266
Banque Federative du Credit Mutuel SA:
144A, 2.5%, 10/29/2018	10,000,000	10,081,540
144A, 2.75%, 1/22/2019	7,500,000	7,582,380
Berkshire Hathaway Finance Corp., 1.7%, 3/15/2019	6,000,000	5,994,684
Capital One Bank U.S.A. NA, 2.25%, 2/13/2019	590,000	592,634
Citigroup, Inc.:
2.05%, 12/7/2018	3,714,000	3,713,584
2.05%, 6/7/2019	10,000,000	9,962,250
Citizens Bank NA, 2.5%, 3/14/2019	4,000,000	4,030,816
Commonwealth Bank of Australia, 144A, 2.248%, 3/31/2017	4,000,000	4,007,368
Credit Agricole SA, 144A, 2.125%, 4/17/2018	3,000,000	3,005,826
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,500,000	2,434,250
HSBC Holdings PLC, 2.95%, 5/25/2021	10,000,000	9,996,210
HSBC U.S.A., Inc., 2.75%, 8/7/2020	2,000,000	2,003,970
ING Bank NV, 144A, 2.3%, 3/22/2019	6,120,000	6,135,985
Intercontinental Exchange, Inc., 2.5%, 10/15/2018	790,000	800,116
Jefferies Group LLC, 5.125%, 4/13/2018	2,500,000	2,584,118
JPMorgan Chase & Co., 2.35%, 1/28/2019	7,000,000	7,057,946
Lloyds Bank PLC:
2.05%, 1/22/2019	12,000,000	11,988,504
2.3%, 11/27/2018	750,000	754,694
Macquarie Bank Ltd.:
144A, 2.35%, 1/15/2019	8,000,000	8,019,744
144A, 2.85%, 1/15/2021	6,000,000	6,025,008
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018	8,000,000	8,119,088
Morgan Stanley:
2.45%, 2/1/2019	4,285,000	4,314,425
Series F, 5.625%, 9/23/2019	6,000,000	6,503,760
National Australia Bank Ltd., 2.0%, 1/14/2019	12,000,000	12,000,816
National Savings Bank, 144A, 8.875%, 9/18/2018	2,500,000	2,640,625
Nordea Bank AB, 144A, 1.625%, 9/30/2019	3,030,000	2,991,613
Principal Life Global Funding II, 144A, 1.5%, 4/18/2019	2,415,000	2,384,648
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	10,300,000	10,311,268
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	8,160,000	8,153,790
Santander UK PLC, 2.5%, 3/14/2019	11,885,000	11,954,408
Skandinaviska Enskilda Banken AB, 144A, 1.375%, 5/29/2018	5,000,000	4,980,355
Standard Chartered PLC, 144A, 2.25%, 4/17/2020	6,000,000	5,875,560
Sumitomo Mitsui Banking Corp.:
2.05%, 1/18/2019	7,750,000	7,727,587
2.5%, 7/19/2018	2,470,000	2,489,901
Suncorp-Metway Ltd.:
144A, 1.7%, 3/28/2017	4,500,000	4,495,059
144A, 2.1%, 5/3/2019	2,615,000	2,598,034
Synchrony Financial:
2.6%, 1/15/2019	6,200,000	6,231,360
3.0%, 8/15/2019	4,000,000	4,051,836
The Goldman Sachs Group, Inc., 2.0%, 4/25/2019	5,450,000	5,428,353
The Huntington National Bank, 2.2%, 11/6/2018	5,570,000	5,585,763
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019	2,000,000	1,968,000
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022	2,500,000	2,360,350
Turkiye Vakiflar Bankasi Tao, 144A, 5.0%, 10/31/2018	1,000,000	1,005,000
Westpac Banking Corp., 1.6%, 8/19/2019	9,525,000	9,411,548
Woori Bank Co., Ltd., 144A, 2.875%, 10/2/2018	3,000,000	3,047,703
		278,546,635
Health Care 0.7%
Actavis Funding SCS, 2.35%, 3/12/2018	5,245,000	5,275,321
Aetna, Inc., 1.7%, 6/7/2018	4,225,000	4,221,083
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	1,885,000	1,893,786
Mallinckrodt International Finance SA, 3.5%, 4/15/2018	430,000	429,463
Mylan NV, 144A, 3.15%, 6/15/2021	2,500,000	2,453,468
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019	3,670,000	3,605,878
		17,878,999
Industrials 0.7%
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,469,212
Fortive Corp., 144A, 1.8%, 6/15/2019	970,000	963,968
Harris Corp., 2.7%, 4/27/2020	570,000	569,373
Hertz Corp., 5.875%, 10/15/2020	2,800,000	2,737,000
John Deere Capital Corp., 1.95%, 1/8/2019	5,455,000	5,477,982
Penske Truck Leasing Co. LP, 144A, 3.75%, 5/11/2017	7,250,000	7,306,376
		19,523,911
Information Technology 1.1%
Arrow Electronics, Inc., 3.0%, 3/1/2018	3,000,000	3,034,173
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	6,620,000	6,757,736
144A, 5.875%, 6/15/2021	685,000	728,790
eBay, Inc., 2.5%, 3/9/2018	2,150,000	2,168,875
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,431,498
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	10,000,000	10,096,710
Seagate HDD Cayman, 3.75%, 11/15/2018	500,000	512,312
		27,730,094
Materials 1.2%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017	2,180,000	2,180,000
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/2019	2,500,000	2,764,702
Cemex SAB de CV, 144A, 6.5%, 12/10/2019	5,000,000	5,287,500
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	672,853
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022	1,820,000	1,733,477
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	1,455,000	1,444,088
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017	2,400,000	2,418,360
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,489,304
HudBay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	310,500
Huntsman International LLC, 4.875%, 11/15/2020	2,800,000	2,901,500
Inversiones CMPC SA, 144A, 6.125%, 11/5/2019	2,000,000	2,157,584
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	2,800,000	2,887,500
Teck Resources Ltd.:
3.0%, 3/1/2019	710,000	710,000
144A, 8.0%, 6/1/2021	385,000	423,500
United States Steel Corp., 144A, 8.375%, 7/1/2021	2,800,000	3,095,484
		30,476,352
Real Estate 0.3%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,835,000
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	465,237
Starwood Property Trust, Inc., 144A, (REIT), 5.0%, 12/15/2021	1,540,000	1,560,636
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	573,475
WEA Finance LLC, 144A, (REIT), 1.75%, 9/15/2017	3,500,000	3,502,177
		8,936,525
Telecommunication Services 0.9%
AT&T, Inc.:
1.75%, 1/15/2018	7,000,000	7,004,277
2.45%, 6/30/2020	8,310,000	8,252,096
CenturyLink, Inc., Series V, 5.625%, 4/1/2020	850,000	898,875
Frontier Communications Corp., 8.875%, 9/15/2020	2,600,000	2,769,000
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	620,000	621,159
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022	2,700,000	2,848,500
		22,393,907
Utilities 0.3%
Dominion Resources, Inc., Series B, 1.6%, 8/15/2019	1,730,000	1,703,624
FirstEnergy Corp., Series A, 2.75%, 3/15/2018	2,025,000	2,043,395
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,121,200
NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/2019	885,000	891,737
NRG Energy, Inc., 7.875%, 5/15/2021	399,000	415,958
		8,175,914
Total Corporate Bonds (Cost $567,777,341)		570,026,211

Mortgage-Backed Securities Pass-Throughs 4.3%
Federal Home Loan Mortgage Corp.:
2.64%*, 5/1/2042	18,349,952	18,886,199
2.507%*, 5/1/2042	12,910,234	13,259,441
2.54%*, 6/1/2042	19,720,857	20,262,406
Federal National Mortgage Association:
3.0%,with various maturities from 5/1/2027 until 6/1/2027	18,968,135	19,509,079
2.504%*, 9/1/2042	12,170,899	12,429,758
2.606%*, 5/1/2045	6,456,787	6,594,089
2.802%*, 9/1/2039	8,313,900	8,796,866
2.53%*, 7/1/2042	11,851,121	12,284,388
Total Mortgage-Backed Securities Pass-Throughs (Cost $112,608,728)		112,022,226

Asset-Backed 9.5%
Automobile Receivables 3.4%
Ally Auto Receivables Trust, "A3", Series 2016-1, 1.47%, 4/15/2020	9,370,000	9,374,567
AmeriCredit Automobile Receivables Trust:
"A3", Series 2014-1, 0.9%, 2/8/2019	493,132	493,063
"A3", Series 2014-3, 1.15%, 6/10/2019	2,566,876	2,565,768
"B", Series 2016-3, 1.8%, 10/8/2021	6,610,000	6,547,805
"A3", Series 2016-1, 1.81%, 10/8/2020	4,020,000	4,028,942
"C", Series 2014-2, 2.18%, 6/8/2020	4,000,000	4,024,963
"D", Series 2012-5, 2.35%, 12/10/2018	5,000,000	5,014,312
"D", Series 2013-2, 2.42%, 5/8/2019	12,000,000	12,071,290
"C", Series 2016-2, 2.87%, 11/8/2021	1,500,000	1,508,287
"C", Series 2016-1, 2.89%, 1/10/2022	4,000,000	4,049,744
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,500,000	1,493,634
CarMax Auto Owner Trust, "A3", Series 2016-1, 1.61%, 11/16/2020	4,170,000	4,170,766
CPS Auto Receivables Trust:
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,012,960
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,310,353
Ford Credit Auto Owner Trust:
"A3", Series 2016-A, 1.39%, 7/15/2020	5,700,000	5,697,534
"A", Series 2014-1, 144A, 2.26%, 11/15/2025	4,000,000	4,034,144
Hyundai Auto Lease Securitization Trust, "A3", Series 2016-A, 144A, 1.6%, 7/15/2019	3,260,000	3,266,692
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	1,500,000	1,501,074
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023	2,092,393	2,084,768
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020	985,735	988,468
Toyota Auto Receivables Owner Trust, "A3", Series 2016-A, 1.25%, 3/16/2020	7,290,000	7,275,462
		87,514,596
Credit Card Receivables 0.5%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021	6,360,000	6,298,666
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020	304,546	304,905
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,876,254
		12,479,825
Miscellaneous 5.5%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 2.14%*, 7/15/2026	1,690,000	1,686,399
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.343%*, 10/15/2028	3,750,000	3,758,528
ALM XIX Ltd., "A1", Series 2016-19A, 144A, 2.184%, 7/15/2028	5,000,000	5,013,155
Ares XXXIII CLO Ltd., "A1R", Series 2015-1A, 144A, 2.313%, 12/5/2025	5,630,000	5,630,000
BlueMountain CLO Ltd., "A1R", Series 2013-1A, 144A, 2.106%, 1/20/2029	7,000,000	6,999,146
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 2.314%, 4/15/2029	6,250,000	6,249,925
CIFC Funding Ltd., "A1L", Series 2014-2A, 144A, 2.305%*, 5/24/2026	15,000,000	15,033,930
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018	2,920,000	2,920,466
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021	3,970,000	3,967,260
Domino's Pizza Master Issuer LLC, "A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045	7,920,000	7,837,632
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.579%*, 4/18/2026	1,000,000	1,000,002
Galaxy XXII CLO Ltd., "A1", Series 2016-22A, 144A, 2.359%, 7/16/2028	10,000,000	10,018,040
Jamestown CLO IV Ltd., "A1A", Series 2014-4A, 144A, 2.18%*, 7/15/2026	10,000,000	9,973,050
Madison Park Funding XII Ltd., "A", Series 2014-12A, 144A, 2.196%*, 7/20/2026	5,000,000	5,001,345
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.829%*, 7/17/2025	5,000,000	4,979,895
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.166%*, 7/20/2026	1,150,000	1,150,032
OCP CLO Ltd., "A1A", Series 2016-11A, 144A, 2.235%*, 4/26/2028	7,000,000	7,003,164
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.279%*, 7/17/2025	4,000,000	3,947,516
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 2.252%, 11/14/2026	1,470,000	1,469,987
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,374,050	2,382,656
TCI-FLATIRON CLO Ltd., "A", Series 2016-1A, 144A, 2.212%, 7/17/2028	10,000,000	10,039,840
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.179%*, 1/17/2027	10,000,000	9,990,340
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 2.18%*, 4/15/2026	5,000,000	5,007,780
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 2.129%*, 7/17/2026	3,000,000	3,000,018
"A1", Series 2015-1A, 144A, 2.159%*, 4/18/2027	4,170,000	4,170,350
"A2", Series 2014-2A, 144A, 2.679%*, 7/17/2026	5,000,000	4,999,965
		143,230,421
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 2.415%*, 7/25/2023	3,492,545	3,511,993
Total Asset-Backed (Cost $246,341,805)		246,736,835

Commercial Mortgage-Backed Securities 2.9%
Banc of America Commercial Mortgage Trust:
"AJ", Series 2006-2, 5.671%*, 5/10/2045	166,246	166,105
"AM", Series 2006-3, 5.875%*, 7/10/2044	3,125,000	2,374,459
Bear Stearns Commercial Mortgage Securities Trust, "B", Series 2004-PWR6, 144A, 4.945%, 11/11/2041	831,799	839,330
CD Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044	992,793	1,009,001
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5%*, 9/20/2051	456,883	421,373
"A1A", Series 2007-C6, 5.714%*, 12/10/2049	1,273,814	1,284,901
"A4", Series 2007-C6, 5.714%*, 12/10/2049	1,892,000	1,908,403
"A4", Series 2008-C7, 6.133%*, 12/10/2049	1,063,805	1,084,975
Commercial Mortgage Trust:
"E", Series 2005-LP5, 144A, 4.645%*, 5/10/2043	1,107,119	1,106,072
"A4", Series 2007-C9, 5.785%*, 12/10/2049	2,131,137	2,148,367
Credit Suisse Commercial Mortgage Trust, "A1A", Series 2007-C1, 5.361%, 2/15/2040	459,405	458,846
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.604%*, 9/15/2038	2,000,000	1,986,492
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.931%***, 9/25/2049	23,875,011	1,676,105
"X1", Series K722, Interest Only, 1.311%***, 3/25/2023	15,987,735	1,058,394
GE Capital Commercial Mortgage Corp.:
"J", Series 2005-C2, 144A, 5.464%*, 5/10/2043	1,500,000	1,403,710
"A4", Series 2007-C1, 5.543%, 12/10/2049	711,500	712,457
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049	563,307	571,366
"AM", Series 2006-GG7, 5.774%*, 7/10/2038	1,193,834	1,193,473
GS Mortgage Securities Trust, "A1A", Series 2007-GG10, 5.797%*, 8/10/2045	1,804,571	1,822,992
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042	2,733,229	2,727,489
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	1,267,289	1,267,618
"A1A", Series 2007-CB18, 5.431%, 6/12/2047	351,264	351,136
"A4", Series 2007-CB18, 5.44%, 6/12/2047	973,608	972,932
"C", Series 2006-LDP6, 5.673%*, 4/15/2043	3,447,807	3,444,051
"A1A", Series 2007-LD12, 5.85%, 2/15/2051	1,067,327	1,079,318
"F", Series 2003-PM1A, 144A, 6.21%*, 8/12/2040	1,941,904	1,973,689
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.716%*, 3/18/2051	3,420,000	3,436,937
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044	773,717	784,550
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035	3,555,000	3,622,898
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040	1,821,000	1,827,654
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	6,936,280	6,850,395
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.827%*, 6/12/2050	2,325,481	2,345,075
ML-CFC Commercial Mortgage Trust, "A4", Series 2007-7, 5.739%*, 6/12/2050	3,493,299	3,515,602
Morgan Stanley Capital I Trust:
"AMFL", Series 2007-HQ11, 0.865%*, 2/12/2044	6,306,125	6,297,198
"A4", Series 2007-IQ16, 5.809%, 12/12/2049	932,747	946,470
"E", Series 2005-IQ10, 144A, 5.809%*, 9/15/2042	3,000,000	2,890,042
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.797%*, 8/12/2045	2,000,000	2,011,266
"A4A", Series 2010-GG10, 144A, 5.797%*, 8/15/2045	6,681,703	6,698,396
Total Commercial Mortgage-Backed Securities (Cost $78,561,741)		76,269,537

Collateralized Mortgage Obligations 1.6%
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 2.034%*, 1/25/2029	3,985,827	4,011,187
"1M1", Series 2016-C03, 2.584%*, 10/25/2028	2,042,793	2,070,453
"1M1", Series 2016-C02, 2.734%*, 9/25/2028	4,770,655	4,820,257
Federal National Mortgage Association:
"FB", Series 1996-44, 1.556%*, 9/25/2023	78,485	79,629
"CB", Series 2007-5, 4.25%, 2/25/2037	9,418,749	10,138,855
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA4, 1.884%*, 3/25/2029	3,970,588	3,963,038
"M2", Series 16-DNA3, 2.584%*, 12/25/2028	2,768,518	2,794,288
"M2", Series 2016-DNA2, 2.784%*, 10/25/2028	3,666,667	3,712,932
"M2", Series 2015-DNA3, 3.434%*, 4/25/2028	5,000,000	5,144,297
"M2", Series 2016-DNA1, 3.484%*, 7/25/2028	5,000,000	5,147,061
Total Collateralized Mortgage Obligations (Cost $41,434,462)		41,881,997

Government & Agency Obligations 44.9%
Other Government Related (a) 0.5%
Corp. Andina de Fomento, 2.0%, 5/10/2019	5,620,000	5,583,374
Fondo MIVIVIENDA SA, 144A, 3.375%, 4/2/2019	2,950,000	2,994,250
Vnesheconombank:
144A, 4.224%, 11/21/2018	2,000,000	2,021,320
144A, 6.902%, 7/9/2020	3,250,000	3,510,975
		14,109,919
Sovereign Bonds 0.5%
Republic of Colombia, 4.375%, 7/12/2021	4,000,000	4,190,000
Republic of Croatia:
144A, 6.25%, 4/27/2017	1,000,000	1,014,000
144A, 6.625%, 7/14/2020	3,350,000	3,643,661
Republic of Hungary, 6.25%, 1/29/2020	2,000,000	2,187,500
Saudi Government International Bond, 144A, 2.375%, 10/26/2021	2,000,000	1,941,872
		12,977,033
U.S. Treasury Obligations 43.9%
U.S. Treasury Floating Rate Notes:
0.633%*, 7/31/2017 (b)	5,000,000	5,002,860
0.64%*, 1/31/2017	17,000,000	17,001,564
0.724%*, 10/31/2017 (b)	56,000,000	56,075,152
0.726%*, 10/31/2018 (b)	159,000,000	159,013,833
0.746%*, 4/30/2018 (b)	150,000,000	150,262,950
0.828%*, 1/31/2018 (b)	77,000,000	77,220,836
U.S. Treasury Notes:
0.625%, 4/30/2018	41,750,000	41,546,135
0.75%, 10/31/2017 (c)	2,940,000	2,937,360
0.75%, 12/31/2017	75,000,000	74,876,925
0.75%, 1/31/2018	25,000,000	24,947,275
0.875%, 11/30/2017	151,000,000	151,011,778
0.875%, 5/31/2018	87,000,000	86,830,089
1.0%, 11/30/2018	100,500,000	100,178,098
1.0%, 3/15/2019	30,400,000	30,238,515
1.125%, 12/31/2018	25,000,000	25,025,400
1.25%, 12/15/2018	85,000,000	85,092,990
1.625%, 11/30/2020	54,500,000	54,280,747
		1,141,542,507
Total Government & Agency Obligations (Cost $1,168,339,453)		1,168,629,459

Loan Participations and Assignments 1.4%
Senior Loans*
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021	496,195	501,313
Acadia Healthcare Co., Inc., Term Loan B, 3.756%, 2/11/2022	497,462	502,437
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	498,734	487,670
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	244,987	246,274
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023	347,348	352,293
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	477,597	478,261
Alkermes, Inc., Term Loan B, 3.5%, 9/25/2021	475,090	479,247
AMC Entertainment, Inc., Term Loan B, 3.511%, 12/15/2023	75,000	75,909
American Airlines, Inc., Term Loan B, 3.25%, 12/14/2023	485,000	488,213
AmWINS Group LLC, Term Loan B, 4.75%, 9/6/2019	960,059	971,958
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	452,694	451,705
Asurion LLC:
Term Loan B2, 4.02%, 7/8/2020	70,606	71,323
Term Loan B5, 4.75%, 11/3/2023	329,175	334,277
Term Loan B4, 5.0%, 8/4/2022	486,875	493,996
Avago Technologies Cayman Ltd., Term Loan B3, 3.704%, 2/1/2023	337,358	342,693
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	172,161	150,211
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023	398,864	403,684
BATS Global Markets, Inc., Term Loan B, 4.27%, 6/14/2023	359,249	361,438
Berry Plastics Holding Corp., Term Loan G, 3.5%, 1/6/2021	500,000	503,960
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020	974,937	978,978
Burlington Coat Factory Warehouse Corp., Term Loan B4, 3.51%, 8/13/2021	465,417	469,571
Calpine Corp., Term Loan B5, 3.75%, 5/27/2022	492,500	495,608
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	265,502	268,613
Chemours Co., Term Loan B, 3.77%, 5/12/2022	478,223	477,030
Community Health Systems, Inc., Term Loan G, 3.75%, 12/31/2019	496,222	482,732
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	359,195	328,664
CSC Holdings LLC, Term Loan, 3.876%, 10/11/2024	328,947	333,059
Dayton Power & Light Co., Term Loan B, 4.01%, 8/24/2022	100,000	101,563
Dell, Inc., Term Loan B, 4.02%, 9/7/2023	500,000	509,210
Delta 2 (LUX) Sarl, Term Loan B3, 5.068%, 7/30/2021	500,000	505,820
DigitalGlobe, Inc., Term Loan B, 3.508%, 1/15/2024	100,000	100,875
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	985,000	991,772
Duff & Phelps Investment Management Co., Term Loan B, 4.75%, 4/23/2020	482,511	487,187
Dynegy, Inc., Term Loan, 5.0%, 6/27/2023	150,000	152,156
Energy Transfer Equity LP, Term Loan, 3.387%, 12/2/2019	500,000	501,607
Forterra, Inc., Term Loan B, 4.5%, 10/18/2023	475,000	481,413
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	472,721	470,357
Gulf Finance LLC, Term Loan B, 6.25%, 8/25/2023	374,063	376,868
Harbor Freight Tools U.S.A., Inc., Term Loan B, 3.887%, 8/19/2023	99,750	101,322
Horizon Pharma, Inc., Term Loan B, 5.0%, 5/7/2021	498,737	499,610
Hudson's Bay Co., Term Loan B, 4.25%, 9/30/2022	230,415	232,791
Huntsman International, LLC, Term Loan B2, 3.914%, 4/1/2023	497,500	503,510
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	489,796	493,959
Ineos U.S. Finance LLC, 6 Year Term Loan, 3.75%, 5/4/2018	590,626	593,239
ION Media Networks, Inc., Term Loan B, 4.5%, 12/18/2020	474,314	479,949
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021	473,234	454,009
Jeld-Wen Inc., Term Loan B2, 4.75%, 7/1/2022	736,327	746,565
Kronos, Inc., First Lien Term Loan, 5.0%, 11/1/2023	500,000	507,032
Landry's, Inc., Term Loan B, 4.0%, 10/4/2023	500,000	505,850
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	485,518	490,829
Live Nation Entertainment, Inc., Term Loan B, 3.313%, 10/26/2023	99,750	100,748
LPL Holdings, Inc., Term Loan B, 4.806%, 11/20/2022	495,000	501,187
MacDermid, Inc., Term Loan, 5.0%, 6/7/2023	437,552	444,008
Mallinckrodt International Finance SA, Term Loan B, 3.498%, 3/19/2021	496,173	498,138
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	448,219	453,709
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	238,645	236,458
Monitronics International, Inc., Term Loan B2, 6.5%, 9/30/2022	548,625	554,970
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020	486,281	489,320
Nexstar Broadcasting, Inc., Term Loan B, 4.0%, 9/21/2023	500,000	505,077
NRG Energy, Inc., Term Loan B, 3.748%, 6/30/2023	565,606	572,173
Numericable U.S. LLC, Term Loan B7, 5.137%, 1/15/2024	497,500	504,920
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	484,842	490,194
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 11/15/2023	450,000	455,157
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	488,750	489,361
Rexnord LLC, Term Loan B, 3.75%, 8/21/2023	432,619	435,106
Reynolds Group Holdings, Inc., Term Loan, 4.25%, 2/5/2023	538,650	546,547
SBA Senior Finance II LLC, Term Loan B, 3.27%, 6/10/2022	492,500	495,406
Serta Simmons Bedding LLC, First Lien Term Loan, 4.5%, 11/8/2023	475,000	480,938
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 4.0%, 3/13/2022	169,051	170,689
Telesat Canada, Term Loan B3, 4.5%, 11/17/2023	249,375	253,348
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	500,000	496,875
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	591,247	521,036
TransDigm, Inc., Term Loan E, 3.845%, 5/14/2022	983,341	993,342
U.S. Foods, Inc., Term Loan B, 3.77%, 6/27/2023	497,500	503,460
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/2024	500,000	506,015
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.5%, 4/1/2022	494,911	496,005
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	492,500	496,809
WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/2021	34,910	35,216
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/2021	235,855	239,301
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	885,478	896,423
Ziggo Secured Finance Partnership, Term Loan D, 3.704%, 8/31/2024	1,000,000	1,009,510
Total Loan Participations and Assignments (Cost $36,395,196)		36,690,056

Municipal Bonds and Notes 4.3%
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series D, Prerefunded, 5.5%, 1/1/2038	10,000,000	10,443,800
Harris County, TX, Toll Road Revenue, Senior Lien, Series B, Prerefunded, 5.25%, 8/15/2047	10,000,000	10,656,800
Illinois, State Finance Authority Revenue, University Of Chicago, Series 2008B, Prerefunded, 5.5%, 7/1/2037	10,000,000	10,640,100
King County, WA, Sewer Revenue, Prerefunded, 5.125%, 1/1/2040	10,000,000	10,406,500
Massachusetts, Bay Transportation Authority Revenue, Series A, Prerefunded, 5.25%, 7/1/2034	10,000,000	10,606,000
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, Prerefunded, 5.5%, 11/15/2036	4,435,000	4,774,366
North Texas, Tollway Authority Revenue, First Tier, Series A, Prerefunded, 5.75%, 1/1/2040	10,000,000	10,463,500
Orlando, FL, Utilities Commission, Utility System Revenue, Series B, Prerefunded, 5.0%, 10/1/2033	3,290,000	3,556,688
South Carolina, State Jobs-Economic Development Authority, Hospital Facilities Revenue, Kershaw County Medical Center Project, Prerefunded, 6.0%, 9/15/2038	5,050,000	5,459,555
South Carolina, State Public Service Authority Revenue, Series B, Prerefunded, 5.0%, 1/1/2028	5,000,000	5,368,700
Utah, State Transit Authority, Sales Tax Revenue:
Series B, Prerefunded, 4.75%, 6/15/2032, INS: AGMC	7,800,000	8,200,062
Series A, Prerefunded, 5.25%, 6/15/2038	5,000,000	5,292,500
Washington, Energy Northwest Electric Revenue, Bonneville Power Administration Project 3, Series A, 5.0%, 7/1/2018	5,000,000	5,290,600
Washington, Kent Special Events Center, Public Facilities District Revenue, Sales Tax, Prerefunded, 5.25%, 12/1/2036, INS: AGMC	9,180,000	9,709,227
Total Municipal Bonds and Notes (Cost $111,270,218)		110,868,398

Short-Term U.S. Treasury Obligations 1.9%
U.S. Treasury Bills:
0.4%**, 2/9/2017 (d)	13,163,000	13,156,945
0.502%**, 2/2/2017 (b)	35,000,000	34,987,680
0.56%**, 6/1/2017 (d)	710,000	708,167
Total Short-Term U.S. Treasury Obligations (Cost $48,849,745)		48,852,792

	Contracts	Value ($)

Call Options Purchased 0.6%
Options on Exchange-Traded Futures Contracts
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $62.0	500	1,690,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $65.0	500	1,180,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $77.0	1,100	638,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $80.0	2,500	1,075,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $82.0	500	180,000
Crude Oil Futures, Expiration Date 11/15/2017, Strike Price $85.0	1,500	420,000
Natural Gas Futures, Expiration Date 12/26/2017, Strike Price $3.0	200	1,853,600
Natural Gas Futures, Expiration Date 1/26/2018, Strike Price $3.0	200	1,823,800
Natural Gas Futures, Expiration Date 2/23/2018, Strike Price $3.0	200	1,695,200
Natural Gas Futures, Expiration Date 3/26/2018, Strike Price $3.0	200	661,600
Natural Gas Futures, Expiration Date 4/25/2018, Strike Price $3.0	200	555,200
Natural Gas Futures, Expiration Date 5/25/2018, Strike Price $3.0	200	582,200
Natural Gas Futures, Expiration Date 6/26/2018, Strike Price $3.0	200	615,400
Natural Gas Futures, Expiration Date 7/26/2018, Strike Price $3.0	200	619,600
Natural Gas Futures, Expiration Date 8/28/2018, Strike Price $3.0	200	618,400
Natural Gas Futures, Expiration Date 9/25/2018, Strike Price $3.0	200	653,000
Natural Gas Futures, Expiration Date 10/26/2018, Strike Price $3.0	200	706,600
Natural Gas Futures, Expiration Date 11/27/2018, Strike Price $3.0	200	857,000
Total Call Options Purchased (Cost $18,882,740)		16,424,600

	Shares	Value ($)

Cash Equivalents 7.2%
Deutsche Central Cash Management Government Fund, 0.49% (e)	172,123,734	172,123,734
Deutsche Variable NAV Money Fund "Capital Shares", 0.89% (e)	15,158,409	15,161,441
Total Cash Equivalents (Cost $187,283,668)		187,285,175

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $2,617,745,097)†	100.5	2,615,687,286
Other Assets and Liabilities, Net	(0.5)	(12,798,926)
Net Assets	100.0	2,602,888,360

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.

** Annualized yield at time of purchase; not a coupon rate.

*** These securities are shown at their current rate as of December 31, 2016.

† The cost for federal income tax purposes was $2,617,753,339. At December 31, 2016, net unrealized depreciation for all securities based on tax cost was $2,066,053. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,300,090 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,366,143.

(a) Government-backed debt issued by financial companies or government-sponsored enterprises.

(b) At December 31, 2016, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.

(c) At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(d) At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

CLO: Collateralized Loan Obligation

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities, which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aluminum Futures	USD	1/12/2017	560	23,793,000	383,821
Aluminum Futures	USD	1/26/2017	1,140	48,231,120	380,798
Aluminum Futures	USD	2/22/2017	1,275	53,892,656	(1,811,836)
Copper Futures	USD	1/26/2017	405	55,960,875	696,012
Soybean Meal Futures	USD	3/14/2017	338	10,701,080	(129,536)
West Texas Intermediate Crude Futures	USD	2/21/2017	450	24,597,000	662,985
Zinc Futures	USD	1/12/2017	420	26,890,920	3,035,298
Total net unrealized appreciation					3,217,542

At December 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aluminum Futures	USD	1/12/2017	560	23,793,000	(186,180)
Aluminum Futures	USD	1/26/2017	1,140	48,231,120	1,250,808
Aluminum Futures	USD	2/22/2017	1,275	53,892,656	1,317,190
Copper Futures	USD	1/26/2017	405	55,960,875	(7,999,255)
Copper Futures	USD	3/13/2017	385	53,276,781	2,301,629
Gold 100 Oz Futures	USD	2/24/2017	280	32,247,600	460,891
West Texas Intermediate Crude Futures	USD	11/20/2017	450	25,677,000	(1,159,095)
Zinc Futures	USD	1/12/2017	420	26,890,920	(2,087,736)
Total net unrealized depreciation					(6,101,748)

At December 31, 2016, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)
Call Options Crude Oil Futures	1,000	11/15/2017	72.0	1,260,140	(990,000)
Crude Oil Futures	1,000	11/15/2017	75.0	1,602,140	(710,000)
Natural Gas Futures	200	12/26/2017	4.0	329,228	(832,200)
Natural Gas Futures	200	1/26/2018	4.0	329,228	(876,400)
Natural Gas Futures	200	2/23/2018	4.0	329,228	(844,600)
Natural Gas Futures	200	3/26/2018	4.0	329,228	(166,200)
Natural Gas Futures	200	4/25/2018	4.0	329,228	(122,400)
Natural Gas Futures	200	5/25/2018	4.0	329,228	(132,400)
Natural Gas Futures	200	6/26/2018	4.0	329,228	(148,800)
Natural Gas Futures	200	7/26/2018	4.0	329,228	(156,600)
Natural Gas Futures	200	8/28/2018	4.0	329,228	(164,200)
Natural Gas Futures	200	9/25/2018	4.0	329,228	(184,400)
Natural Gas Futures	200	10/26/2018	4.0	329,228	(212,000)
Natural Gas Futures	200	11/27/2018	4.0	329,228	(274,600)
Total Call Options				6,813,016	(5,814,800)
Put Options Crude Oil Futures	1,000	11/15/2017	30.0	2,646,140	(220,000)
Total				9,459,156	(6,034,800)

(f) Unrealized appreciation on written options on exchange-traded futures contracts at December 31, 2016 was $3,424,356.

Each commodity-linked swap is a commitment to receive the total return of the specified commodity-linked index in exchange for a fixed financing rate. At December 31, 2016, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Return of the Reference Index	Value ($) (g)
Long Positions
1/17/2017	2,850,000[1]	Barclays-Commodity Strategy 1610 Index	(77,444)
1/17/2017	174,390,000[2]	Bloomberg Commodity Index	(232,093)
1/17/2017	88,420,000[3]	Bloomberg Commodity Index	(118,549)
1/17/2017	90,940,000[4]	Bloomberg Commodity Index	(121,031)
1/17/2017	195,580,000[5]	Bloomberg Commodity Index	(260,294)
1/17/2017	159,150,000[6]	Bloomberg Commodity Index	(211,810)
1/17/2017	83,370,000[7]	Bloomberg Commodity Index	(110,544)
1/17/2017	88,420,000[8]	Bloomberg Commodity Index	(118,549)
1/17/2017	75,790,000[9]	Bloomberg Commodity Index	(101,989)
1/17/2017	120,940,000[1]	Bloomberg Commodity Index	(161,554)
1/17/2017	50,520,000[10]	Bloomberg Commodity Index	(67,735)
1/17/2017	75,790,000[11]	Bloomberg Commodity Index	(102,363)
1/17/2017	74,740,000[2]	Bloomberg Commodity Index 3 Month Forward	(212,302)
1/17/2017	37,890,000[3]	Bloomberg Commodity Index 3 Month Forward	(108,002)
1/17/2017	48,900,000[5]	Bloomberg Commodity Index 3 Month Forward	(139,625)
1/17/2017	68,210,000[6]	Bloomberg Commodity Index 3 Month Forward	(193,753)
1/17/2017	27,790,000[7]	Bloomberg Commodity Index 3 Month Forward	(79,487)
1/17/2017	51,830,000[1]	Bloomberg Commodity Index 3 Month Forward	(147,480)
1/17/2017	37,890,000[8]	Bloomberg Commodity Index 3 Month Forward	(108,189)
1/17/2017	39,070,000[2]	Bloomberg West Texas Intermediate Crude Oil	1,184,213
1/17/2017	39,070,000[4]	Bloomberg West Texas Intermediate Crude Oil	1,184,213
1/17/2017	33,490,000[12]	Bloomberg West Texas Intermediate Crude Oil	1,015,083
1/17/2017	8,150,000[5]	BNP Paribas 03 Alpha Index	(15,708)
1/17/2017	243,160,000[13]	Citi Cubes Dow Jones-UBS Weighted Index	1,576,233
3/15/2017	9,000,000[2]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(103,091)
1/17/2017	1,680,000[2]	JPMorgan Ranked Alpha Basket Index	(11,010)
1/17/2017	420,000[2]	JPMorgan Seasonal Spread Explorer	(252)
1/17/2017	252,620,000[12]	Merrill Lynch Enhanced Benchmark — A Pre Roll Excess Return Index	(344,826)
1/17/2017	136,420,000[4]	Modified Strategy D177 on the Bloomberg Commodity Index	(273,540)
1/17/2017	166,730,000[7]	Societe Generale Commodity Index	(270,313)
1/17/2017	159,750,000[14]	UBS Custom Commodity Index	2,364,092
Short Positions
3/15/2017	9,000,000[2]	Bloomberg Commodity Index Lean Hog Subindex	(584,872)
4/3/2017	10,461,100[2]	Bloomberg Soybean Meal Subindex 1 Month Forward	(179,236)
Total net unrealized appreciation			2,868,193

(g) There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

At December 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)
3/15/2017 3/15/2020	184,000,000	Fixed — 1.5%	Floating — 3-Month LIBOR	1,403,018	3,414,632
3/15/2017 3/15/2018	301,000,000	Fixed — 1.25%	Floating — 3-Month LIBOR	121,092	832,295
Total unrealized appreciation					4,246,927

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2016 is 1.00%.

Counterparties:

1 Barclays Bank PLC

2 JPMorgan Chase Securities, Inc.

3 Morgan Stanley

4 Goldman Sachs & Co.

5 BNP Paribas

6 Wells Fargo Bank

7 Societe Generale

8 Macquarie Bank Ltd.

9 Canadian Imperial Bank of Commerce

10 Credit Suisse

11 Royal Bank of Scotland

12 Merrill Lynch & Co., Inc.

13 Citigroup, Inc.

14 UBS AG

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, commodity-linked swap contracts, interest rate swap contracts and written and purchased option contracts, please refer to Note B in the accompanying Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$ —	$ 570,026,211	$ —	$ 570,026,211
Mortgage-Backed Securities Pass-Throughs	—	112,022,226	—	112,022,226
Asset-Backed	—	241,106,835	5,630,000	246,736,835
Commercial Mortgage-Backed Securities	—	76,269,537	—	76,269,537
Collateralized Mortgage Obligations	—	41,881,997	—	41,881,997
Government & Agency Obligations	—	1,168,629,459	—	1,168,629,459
Loan Participations and Assignments	—	35,722,824	967,232	36,690,056
Municipal Bonds and Notes	—	110,868,398	—	110,868,398
Short-Term U.S. Treasury Obligations	—	48,852,792	—	48,852,792
Short-Term Investments (h)	187,285,175	—	—	187,285,175
Derivatives (i)
Purchased Options	16,424,600	—	—	16,424,600
Futures Contracts	10,489,432	—	—	10,489,432
Commodity-Linked Swap Contracts	—	7,323,834	—	7,323,834
Interest Rate Swap Contracts	—	4,246,927	—	4,246,927
Total	$ 214,199,207	$ 2,416,951,040	$ 6,597,232	$ 2,637,747,479
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (i)
Futures Contracts	$ (13,373,638)	$ —	$ —	$ (13,373,638)
Written Options	(6,034,800)	—	—	(6,034,800)
Commodity-Linked Swap Contracts	—	(4,455,641)	—	(4,455,641)
Total	$ (19,408,438)	$ (4,455,641)	$ —	$ (23,864,079)

During the period ended December 31, 2016, the amount of transfers between Level 2 and Level 3 was $934,657. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

During the period ended December 31, 2016, the amount of transfers between Level 3 and Level 2 was $20,471,853. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Consolidated Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-link swap contracts, interest rate swap contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities

as of December 31, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,430,461,429)	$ 2,428,402,111
Investment in affiliated Underlying Funds, at value (cost $187,283,668)	187,285,175
Total investments in securities, at value (cost $2,617,745,097)	2,615,687,286
Receivable for investments sold	85,485
Receivable for Fund shares sold	10,485,319
Interest receivable	10,917,771
Unrealized appreciation on bilateral swap contracts	7,323,834
Other assets	151,702
Total assets	$ 2,644,651,397
Liabilities
Cash overdraft	415,071
Payable for investments purchased	21,980,812
Payable for Fund shares redeemed	2,910,878
Payable for variation margin on futures contracts	2,630,467
Payable for variation margin on centrally cleared swaps	173,614
Options written, at value (premiums received $9,459,156)	6,034,800
Unrealized depreciation on bilateral swap contracts	4,455,641
Accrued management fee	1,071,282
Accrued Trustees' fees	7,892
Other accrued expenses and payables	2,082,580
Total liabilities	41,763,037
Net assets, at value	$ 2,602,888,360

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities as of December 31, 2016 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	6,503,678
Net unrealized appreciation (depreciation) on: Investments	(2,057,811)
Swap contracts	7,115,120
Futures	(2,884,206)
Written options	3,424,356
Accumulated net realized gain (loss)	(250,026,383)
Paid-in capital	2,840,813,606
Net assets, at value	$ 2,602,888,360
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($136,615,786 ÷ 11,742,684 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.63
Maximum offering price per share (100 ÷ 94.25 of $11.63)	$ 12.34

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($29,908,553 ÷ 2,842,936 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.52
Class R6 Net Asset Value, offering and redemption price(a) per share ($9,599,124 ÷ 813,029 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.81
Class S Net Asset Value, offering and redemption price(a) per share ($324,550,483 ÷ 27,546,560 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.78

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($2,102,214,414 ÷ 177,893,675 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 11.82

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations

for the six months ended December 31, 2016 (Unaudited)
Investment Income
Income: Interest	$ 19,451,222
Income distributions from affiliated Underlying Funds	357,270
Securities lending income, net of borrower rebates	18,988
Total income	19,827,480
Expenses: Management fee	10,985,122
Administration fee	1,263,014
Services to shareholders	2,164,766
Distribution and service fees	304,856
Custodian fee	115,675
Professional fees	108,694
Reports to shareholders	191,476
Registration fees	167,643
Trustees' fees and expenses	16,297
Other	103,701
Total expenses before expense reductions	15,421,244
Expense reductions	(2,344,806)
Total expenses after expense reductions	13,076,438
Net investment income (loss)	6,751,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,726,475
Swap contracts	(44,915,822)
Futures	6,822,073
Written options	2,587,516
Foreign currency	20
(31,779,738)
Change in net unrealized appreciation (depreciation) on: Investments	(22,665,602)
Swap contracts	12,541,202
Futures	(2,270,469)
Written options	7,736,582
(4,658,287)
Net gain (loss)	(36,438,025)
Net increase (decrease) in net assets resulting from operations	$ (29,686,983)

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016

Operations: Net investment income (loss)	$ 6,751,042	$ 6,924,922
Net realized gain (loss)	(31,779,738)	150,023,137
Change in net unrealized appreciation (depreciation)	(4,658,287)	(7,174,445)
Net increase (decrease) in net assets resulting from operations	(29,686,983)	149,773,614
Distributions to shareholders from: Net investment income: Class A	(8,826,417)	(137,384)
Class C	(1,796,428)	—
Class R6	(466,513)	(14)*
Class S	(20,553,663)	(667,057)
Institutional Class	(134,867,343)	(4,243,538)
Total distributions	(166,510,364)	(5,047,993)
Fund share transactions: Proceeds from shares sold	574,554,270	2,334,840,923
Reinvestment of distributions	161,636,991	4,960,625
Payments for shares redeemed	(524,764,236)	(700,329,809)
Redemption fees	11,527	15,747
Net increase (decrease) in net assets from Fund share transactions	211,438,552	1,639,487,486
Increase (decrease) in net assets	15,241,205	1,784,213,107
Net assets at beginning of period	2,587,647,155	803,434,048
Net assets at end of period (including undistributed net investment income of $6,503,678 and $166,263,000, respectively)	$ 2,602,888,360	$ 2,587,647,155

* For the period from June 1, 2016 (commencement of operations of Class R6) to June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Class A	Six Months Ended 12/31/16 (Unaudited)	Years Ended June 30,
		2016	2015	2014	2013[d]	2012[d]
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 13.42	$ 15.86	$ 14.95[d]	$ 16.25	$ 22.10
Income (loss) from investment operations: Net investment income (loss)[a]	.02	.02	.02	.04	.05	.00***
Net realized and unrealized gain (loss)	(.21)	(.83)[e]	(2.01)	.89	(1.00)	(2.60)
Total from investment operations	(.19)	(.81)	(1.99)	.93	(.95)	(2.60)
Less distributions from: Net investment income	(.78)	(.01)	(.45)	(.02)	(.05)	(3.25)
Return of capital	—	—	—	—	(.30)	—
Total distributions	(.78)	(.01)	(.45)	(.02)	(.35)	(3.25)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.63	$ 12.60	$ 13.42	$ 15.86	$ 14.95	$ 16.25
Total Return (%)[b]	(1.37)c**	(6.00)[c]	(12.65)[c]	6.20	(6.14)	(13.24)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	137	129	130	171	209	302
Ratio of expenses before expense reductions (%)	1.46*	1.44	1.52	1.50	1.46	1.51
Ratio of expenses after expense reductions (%)	1.32*	1.36	1.49	1.50	1.46	1.51
Ratio of net investment income (loss) (%)	.25*	.19	.13	.27	.16	.09
Portfolio turnover rate (%)	35**	92	95	93	71	98

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

[e] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 12/31/16 (Unaudited)	Years Ended June 30,
		2016	2015	2014	2013[d]	2012[d]
Selected Per Share Data
Net asset value, beginning of period	$ 11.39	$ 12.21	$ 14.48	$ 13.75[d]	$ 14.95	$ 20.50
Income (loss) from investment operations: Net investment income (loss)[a]	(.03)	(.06)	(.08)	(.07)	(.10)	(.10)
Net realized and unrealized gain (loss)	(.18)	(.76)[e]	(1.83)	.80	(.85)	(2.50)
Total from investment operations	(.21)	(.82)	(1.91)	.73	(.95)	(2.60)
Less distributions from: Net investment income	(.66)	—	(.36)	—	(.05)	(2.95)
Return of capital	—	—	—	—	(.20)	—
Total distributions	(.66)	—	(.36)	—	(.25)	(2.95)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.52	$ 11.39	$ 12.21	$ 14.48	$ 13.75	$ 14.95
Total Return (%)[b]	(1.69)c**	(6.72)[c]	(13.30)[c]	5.31[c]	(6.68)	(14.13)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	29	32	47	65	90
Ratio of expenses before expense reductions (%)	2.20*	2.22	2.29	2.28	2.26	2.26
Ratio of expenses after expense reductions (%)	2.07*	2.11	2.24	2.26	2.26	2.26
Ratio of net investment income (loss) (%)	(.50)*	(.56)	(.61)	(.51)	(.64)	(.66)
Portfolio turnover rate (%)	35**	92	95	93	71	98

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

[e] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class R6	Six Months Ended 12/31/16 (Unaudited)	Period Ended 6/30/16[a]

Selected Per Share Data
Net asset value, beginning of period	$ 12.79	$ 12.50
Income (loss) from investment operations: Net investment income[b]	.04	.01
Net realized and unrealized gain (loss)	(.20)	.30
Total from investment operations	(.16)	.31
Less distributions from: Net investment income	(.82)	(.02)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.81	$ 12.79
Total Return (%)[c]	(1.12)**	2.46**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	5
Ratio of expenses before expense reductions (%)	1.04*	1.27*
Ratio of expenses after expense reductions (%)	.95*	.95*
Ratio of net investment income (%)	.63*	.68*
Portfolio turnover rate (%)	35**	92[d]

[a] For the period from June 1, 2016 (commencement of operations) to June 30, 2016.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Represents the Fund's portfolio turnover rate for the year ended June 30, 2016.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 12/31/16 (Unaudited)	Years Ended June 30,
		2016	2015	2014	2013[c]	2012[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.76	$ 13.58	$ 16.05	$ 15.10[c]	$ 16.40	$ 22.35
Income (loss) from investment operations: Net investment income (loss)[a]	.03	.05	.04	.07	.05	.05
Net realized and unrealized gain (loss)	(.21)	(.84)[d]	(2.03)	.91	(1.00)	(2.65)
Total from investment operations	(.18)	(.79)	(1.99)	.98	(.95)	(2.60)
Less distributions from: Net investment income	(.80)	(.03)	(.48)	(.03)	(.05)	(3.35)
Return of capital	—	—	—	—	(.30)	—
Total distributions	(.80)	(.03)	(.48)	(.03)	(.35)	(3.35)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.78	$ 12.76	$ 13.58	$ 16.05	$ 15.10	$ 16.40
Total Return (%)	(1.25)b**	(5.77)[b]	(12.51)[b]	6.46	(5.92)	(13.23)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	325	298	283	240	219	231
Ratio of expenses before expense reductions (%)	1.25*	1.25	1.30	1.30	1.29	1.32
Ratio of expenses after expense reductions (%)	1.12*	1.17	1.28	1.30	1.29	1.32
Ratio of net investment income (loss) (%)	.45*	.39	.32	.47	.35	.28
Portfolio turnover rate (%)	35**	92	95	93	71	98

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 12/31/16 (Unaudited)	Years Ended June 30,
		2016	2015	2014	2013[c]	2012[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.80	$ 13.63	$ 16.10	$ 15.15[c]	$ 16.45	$ 22.40
Income (loss) from investment operations: Net investment income (loss)[a]	.04	.06	.06	.09	.10	.10
Net realized and unrealized gain (loss)	(.21)	(.84)[d]	(2.03)	.89	(1.00)	(2.70)
Total from investment operations	(.17)	(.78)	(1.97)	.98	(.90)	(2.60)
Less distributions from: Net investment income	(.81)	(.05)	(.50)	(.03)	(.10)	(3.35)
Return of capital	—	—	—	—	(.30)	—
Total distributions	(.81)	(.05)	(.50)	(.03)	(.40)	(3.35)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 11.82	$ 12.80	$ 13.63	$ 16.10	$ 15.15	$ 16.45
Total Return (%)	(1.14)b**	(5.70)[b]	(12.36)	6.48	(5.78)	(13.02)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,102	2,127	358	281	300	289
Ratio of expenses before expense reductions (%)	1.19*	1.16	1.17	1.16	1.14	1.16
Ratio of expenses after expense reductions (%)	.99*	1.01	1.17	1.16	1.14	1.16
Ratio of net investment income (loss) (%)	.58*	.53	.44	.60	.51	.44
Portfolio turnover rate (%)	35**	92	95	93	71	98

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] On December 6, 2013, the Fund implemented a 1 for 5 reverse stock split. Net asset value and per share information through December 5, 2013 have been updated to reflect the effect of the split. Shareholders received one share for every 5 shares owned and net asset value per share increased correspondingly.

[d] The amount of net realized and unrealized gain shown for a share outstanding for the period ended June 30, 2016 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Consolidated Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Enhanced Commodity Strategy Fund (the "Fund'') is a diversified series of Deutsche Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity II, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2016, the Fund's investment in the Subsidiary was $547,012,903, representing 21% of the Fund's total assets. The Fund's Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Consolidated Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2016, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including Government & Agency Securities Portfolio, managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of December 31, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2016, the Fund had no securities on loan.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Income from certain commodity-linked derivatives does not constitute "qualifying income" to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary's income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2016, the Fund had net tax basis capital loss carryforwards of approximately $215,941,000, including $188,211,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2017 ($102,120,000), June 30, 2018 ($77,996,000) and June 30, 2019 ($8,095,000), the respective expiration dates, whichever occurs first; and approximately $27,730,000 of post-enactment losses, including short-term losses ($19,815,000) and long-term losses ($7,915,000), which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's consolidated financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures and swap contracts and investment in the Subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. During the period, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective February 1, 2017, the Fund will no longer impose a redemption fee.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended December 31, 2016, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of the six months ended December 31, 2016 is included in a table following the Fund's Consolidated Investment Portfolio. For the six months ended December 31, 2016, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $344,200,000 to $485,000,000.

Commodity-Linked Swaps. Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2016, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

A summary of the open commodity-linked swap contracts as of December 31, 2016 is included in a table following the Fund's Consolidated Investment Portfolio. For the six months ended December 31, 2016, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from $2,560,224,000 to $2,918,319,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from $19,461,000 to $483,548,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended December 31, 2016, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of open purchased option contracts as of December 31, 2016 is included in the Fund's Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Consolidated Investment Portfolio. For the six months ended December 31, 2016, the investment in purchased options contracts had a total value generally indicative of a range from $16,425,000 to approximately $39,667,000, and the investment in written options contracts had a total value generally indicative of a range from approximately $6,035,000 to $26,974,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2016, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Consolidated Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2016 is included in the table following the Fund's Consolidated Investment Portfolio. For the six months ended December 31, 2016, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $186,495,000 to $244,067,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $208,953,000 to $319,970,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2016 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ 4,246,927	$ —	$ 4,246,927
Commodity Contracts (a) (b)	16,424,600	7,323,834	10,489,432	34,237,866
	$ 16,424,600	$ 11,570,761	$ 10,489,432	$ 38,484,793

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts and centrally cleared swap contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(b) Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$ (6,034,800)	$ (4,455,641)	$ (13,373,638)	$ (23,864,079)

Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

(b) Written options, at value and unrealized depreciation on bilateral swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2016 and the related location on the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ —	$ (457,322)	$ —	$ (457,322)
Commodity Contracts (a)	3,556,303	2,587,516	(44,458,500)	6,822,073	(31,492,608)
	$ 3,556,303	$ 2,587,516	$ (44,915,822)	$ 6,822,073	$ (31,949,930)

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, futures and swap contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ —	$ 6,878,399	$ —	$ 6,878,399
Commodity Contracts (a)	(9,999,504)	7,736,582	5,662,803	(2,270,469)	1,129,412
	$ (9,999,504)	$ 7,736,582	$ 12,541,202	$ (2,270,469)	$ 8,007,811

Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

As of December 31, 2016, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$ 1,576,233	$ —	$ —	$ —	$ 1,576,233
Goldman Sachs & Co.	1,184,213	(394,571)	—	—	789,642
JPMorgan Chase Securities, Inc.	1,184,213	(1,184,213)	—	—	—
Merrill Lynch & Co., Inc.	1,015,083	(344,826)	—	—	670,257
UBS AG	2,364,092	—	—	—	2,364,092
	$ 7,323,834	$ (1,923,610)	$ —	$ —	$ 5,400,224
Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$ 386,478	$ —	$ (386,478)	$ —	$ —
BNP Paribas	415,627	—	(415,627)	—	—
Canadian Imperial Bank of Commerce	101,989	—	(101,989)	—	—
Credit Suisse	67,735	—	(67,735)	—	—
Goldman Sachs & Co.	394,571	(394,571)	—	—	—
JPMorgan Chase Securities, Inc.	1,322,856	(1,184,213)	(138,643)	—	—
Macquarie Bank Ltd.	226,738	—	—	—	226,738
Merrill Lynch & Co., Inc.	344,826	(344,826)	—	—	—
Morgan Stanley	226,551	—	(226,551)	—	—
Royal Bank of Scotland	102,363	—	—	—	102,363
Societe Generale	460,344	—	(460,344)	—	—
Wells Fargo Bank NA	405,563	—	(405,563)	—	—
	$ 4,455,641	$ (1,923,610)	$ (2,202,930)	$ —	$ 329,101

(a) The actual collateral pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended December 31, 2016, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $817,660,014 and $662,015,767, respectively. Purchases and sales of U.S. Treasury obligations aggregated $127,860,531 and $113,003,541, respectively.

For the six months ended December 31, 2016, transactions for written options on futures and interest rate swap contracts were as follows:

	Contracts	Premiums
Outstanding, beginning of period	12,600	$ 22,661,374
Options written	500	83,545
Options bought back	(7,700)	(13,285,763)
Outstanding, end of period	5,400	$ 9,459,156

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to October 1, 2016, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Over $1.5 billion of such net assets	.825%

Effective October 1, 2016, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	.950%
Next $500 million of such net assets	.900%
Next $500 million of such net assets	.850%
Next $1 billion of such assets	.825%
Over $2.5 billion of such net assets	.800%

Accordingly, for the six months ended December 31, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.87% of the Fund's average daily net assets.

For the period from July 1, 2016 through October 31, 2016, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.30%
Class C	2.05%
Class S	1.10%
Institutional Class	.99%

For the period from November 1, 2016 through September 30, 2017, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.35%
Class C	2.10%
Class S	1.15%
Institutional Class	.99%

For the period from July 1, 2016 through May 31, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.95% for Class R6 shares.

For the six months ended December 31, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 97,676
Class C	19,930
Class R6	2,420
Class S	201,523
Institutional Class	2,023,257
$ 2,344,806

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2016, the Administration Fee was $1,263,014, of which $219,299 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2016
Class A	$ 8,330	$ 4,286
Class C	1,128	633
Class R6	216	131
Class S	14,921	6,731
Institutional Class	26,115	13,149
	$ 50,710	$ 24,930

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of C shares. For the six months ended December 31, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2016
Class C	$ 109,392	$ 19,003

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at December 31, 2016	Annualized Rate
Class A	$ 159,216	$ 79,945.24%
Class C	36,248	18,614.25%
	$ 195,464	$ 98,559

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2016 aggregated $9,703.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended December 31, 2016, the CDSC for the Fund's Class C shares was $8,395. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended December 31, 2016, DDI received $667 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended December 31, 2016, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under "Reports to shareholders" aggregated $13,076, of which $9,310 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2016.

F. Investing in Commodities-Related Investments

The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,419,167	$ 40,537,814	7,260,353	$ 84,983,380
Class C	554,497	5,957,977	810,193	8,654,841
Class R6	431,011	5,237,507	357,571**	4,573,091**
Class S	9,853,074	118,166,177	20,256,040	243,428,209
Institutional Class	33,560,948	404,654,795	173,320,814	1,993,201,402
		$ 574,554,270		$ 2,334,840,923
Shares issued to shareholders in reinvestment of distributions
Class A	624,495	$ 7,200,538	10,723	$ 127,125
Class C	141,288	1,472,902	—	—
Class R6	39,901	466,513	.95**	12**
Class S	1,546,457	18,053,950	49,054	591,522
Institutional Class	11,481,328	134,443,088	346,797	4,241,966
		$ 161,636,991		$ 4,960,625
Shares redeemed
Class A	(2,522,216)	$ (29,749,277)	(6,773,798)	$ (79,135,520)
Class B	—	—	(8,257)*	(87,768)*
Class C	(398,005)	(4,258,228)	(886,481)	(9,435,562)
Class R6	(15,442)	(184,620)	(12.50)**	(158)**
Class S	(7,212,532)	(86,701,053)	(17,812,925)	(209,704,305)
Institutional Class	(33,353,716)	(403,871,058)	(33,702,172)	(401,966,496)
		$ (524,764,236)		$ (700,329,809)
Redemption fees		$ 11,527		$ 15,747
Net increase (decrease)
Class A	1,521,446	$ 17,989,813	497,278	$ 5,977,496
Class B	—	—	(8,257)*	(87,768)*
Class C	297,780	3,172,654	(76,288)	(780,711)
Class R6	455,470	5,519,400	357,559**	4,572,945**
Class S	4,186,999	49,523,893	2,492,169	34,324,612
Institutional Class	11,688,560	135,232,792	139,965,439	1,595,480,912
		$ 211,438,552		$ 1,639,487,486

* For the period from July 1, 2015 to February 10, 2016 (see Note A).

** For the period from June 1, 2016 (commencement of operations of Class R6) to June 30, 2016.

H. Transactions with Affiliates

The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Deutsche Funds for the six months ended December 31, 2016 is as follows:

Affiliate	Value ($) at 6/30/2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 12/31/2016
Deutsche Variable NAV Money Fund	15,109,435	53,518	—	—	55,883	15,161,441
Deutsche Central Cash Management Government Fund	166,126,979	1,236,008,811	1,230,012,056	—	301,387	172,123,734
Total	181,236,414	1,236,062,329	1,230,012,056	—	357,270	187,285,175

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2016 to December 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/16	$ 986.30	$ 983.10	$ 988.80	$ 987.50	$ 988.60
Expenses Paid per $1,000*	$ 6.61	$ 10.35	$ 4.76	$ 5.61	$ 4.96
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/16	$ 1,018.55	$ 1,014.77	$ 1,020.42	$ 1,019.56	$ 1,020.21
Expenses Paid per $1,000*	$ 6.72	$ 10.51	$ 4.84	$ 5.70	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Enhanced Commodity Strategy Fund	1.32%	2.07%	.95%	1.12%	.99%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Enhanced Commodity Strategy Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages an institutional account comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult. The Board noted that, in connection with the 2011 and 2016 contract renewal process, DIMA agreed to implement a new management fee breakpoint.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

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Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 851	25159L 844	25159L 836
Fund Number	485	785	2085	817

For shareholders of Class R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Commodity Strategy Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/1/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/1/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/1/2017